Non-controlling Interests (Schedule of Non-controlling Interest) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Actoz [Member] CNY	Dec. 31, 2012 Actoz [Member] CNY	Dec. 31, 2013 Other Subsidiaries [Member] CNY	Dec. 31, 2012 Other Subsidiaries [Member] CNY
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 51,269	310,367	53,310	286,924	30,720	23,433	22,590